Blazzard, Grodd & Hasenauer, P.C.
943 Post Road East
Westport, CT 06880
(203) 226-7866

March 7, 1997

VIA EDGAR
_________

Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
450 Fifth Street, N.W.
Washington, DC 20549

     RE: Equitable Life Insurance Company of Iowa
         Separate Account A
         File Nos. 33-79170 and 811-8524
         _________________________________________

Dear Sir or Madam:

On behalf of the above-captioned Registrant and pursuant to Securities Act Rule 497(j), we hereby certify that the Statement of Additional Information that would have been filed under Rule 497(c) does not differ from that contained in the Registrant's most recent Post-Effective Amendment, which Amendment has been filed electronically.

If you have any questions, please feel free to contact the undersigned.

Sincerely,

BLAZZARD, GRODD & HASENAUER, P.C.



By: /S/ LYNN KORMAN STONE
    _______________________________
        Lynn Korman Stone